Related-Party Transactions (Summary Of Transactions Between The Company And The Founding Members And Managing Member) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 28, 2012		Jun. 30, 2011		Jun. 28, 2012		Jun. 30, 2011		Dec. 29, 2011		Dec. 30, 2010		Dec. 31, 2009
Related Party Transaction [Line Items]
Advertising revenue	$ 101.3		$ 98.6		$ 167.6		$ 157.7		$ 386.1		$ 379.4		$ 335.1
Fathom events operating costs	6.5		10.7		15.5		18.3		34.1		32.4		29.1
Theatre access fee	16.3		14.8		32.0		26.9		55.4	[1]	52.6	[1]	52.7	[1]
Selling and marketing costs	15.5		14.9		30.0		29.5		59.8		57.9		50.2
Administrative fee-managing member	3.4		3.6		7.0		7.6		13.7	[2]	16.6	[2]	10.8	[2]
On-screen advertising time purchased, in seconds	60 seconds		60 seconds		60 seconds		60 seconds		60 seconds		60 seconds		60 seconds
On-screen advertising time to satisfy agreement obligations	30 seconds		30 seconds		30 seconds		30 seconds		30 seconds		30 seconds		30 seconds
Prepaid management fees to managing member	1.0	[3]			1.0	[3]			1.0	[3],[4]	0.8	[4]	0.6	[4]
Integration payments (in Intangible assets)	280.6				280.6				274.9		275.2		134.2
Founding Member And Managing Member [Member]
Related Party Transaction [Line Items]
Theatre access fee	16.3	[1]	14.8	[1]	32.0	[1]	26.9	[1]
Administrative fee-managing member	3.4	[5]	3.6	[5]	7.0	[5]	7.6	[5]
Maximum [Member]
Related Party Transaction [Line Items]
On-screen advertising time which founding members have right to purchase, in seconds	90 seconds		90 seconds		90 seconds		90 seconds		90 seconds		90 seconds		90 seconds
Beverage Concessionaire [Member]
Related Party Transaction [Line Items]
Advertising revenue									38.0	[6]	37.2	[6]	36.3	[6]
Beverage Concessionaire [Member] | Founding Member And Managing Member [Member]
Related Party Transaction [Line Items]
Advertising revenue	10.1	[7]	10.7	[7]	19.9	[7]	18.9	[7]
Advertising Inventory [Member]
Related Party Transaction [Line Items]
Advertising revenue									0.2	[8]	1.3	[8]	1.9	[8]
Advertising Inventory [Member] | Founding Member And Managing Member [Member]
Related Party Transaction [Line Items]
Advertising revenue	0.1	[9]			0.1	[9]	0.1	[9]
Use Of Screens/Theatres For Fathom Events [Member]
Related Party Transaction [Line Items]
Fathom events operating costs									8.3	[10]	7.3	[10]	6.7	[10]
Use Of Screens/Theatres For Fathom Events [Member] | Founding Member And Managing Member [Member]
Related Party Transaction [Line Items]
Fathom events operating costs	1.1	[10]	2.6	[10]	3.0	[10]	4.5	[10]
Purchase Of Movie Tickets And Concession Products [Member]
Related Party Transaction [Line Items]
Fathom events operating costs									1.0	[11]	1.3	[11]	1.0	[11]
Selling and marketing costs									1.1	[11]	1.2	[11]	1.1	[11]
Purchase Of Movie Tickets And Concession Products [Member] | Founding Member And Managing Member [Member]
Related Party Transaction [Line Items]
Fathom events operating costs	0.1	[11]	0.2	[11]	0.2	[11]	0.3	[11]
Selling and marketing costs	0.2	[11]	0.4	[11]	0.4	[11]	0.6	[11]
Integration Payments [Member]
Related Party Transaction [Line Items]
Integration payments (in Intangible assets)									0.7	[12]	3.9	[12]	3.2	[12]
Integration payments (in Additional paid in capital (deficit))									0	[13]	0	[13]	0.1	[13]
Integration Payments [Member] | Founding Member And Managing Member [Member]
Related Party Transaction [Line Items]
Integration payments (in Intangible assets)									$ 0.7	[14]

[1]	Comprised of a payment per theatre attendee and a payment per digital screen with respect to the founding member theatres included in the Company’s network.
[2]	Pursuant to the NCM LLC operating agreement, as the sole manager of NCM LLC, NCM, Inc. provides certain specific management services to NCM LLC, including the services of the president and chief executive officer, president of sales and marketing, executive vice president and chief financial officer, executive vice president and chief operations officer and executive vice president and general counsel. In exchange for these services, NCM LLC reimburses NCM, Inc. for compensation paid to the officers (including share based compensation) and other expenses of the officers and for certain out-of-pocket costs.
[3]	The payments to NCM, Inc. for estimated management services related to employment are made one month in advance. NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll, accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.
[4]	The payments for estimated management services related to employment are made one month in advance. NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll and accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.
[5]	Pursuant to the Management Services Agreement between NCM, Inc. and NCM LLC, NCM, Inc. provides certain specific management services to NCM LLC, including the services of the President and Chief Executive Officer, President of Sales and Marketing, Executive Vice President and Chief Financial Officer, Executive Vice President and Chief Operations Officer and Executive Vice President and General Counsel. In exchange for these services, NCM LLC reimburses NCM, Inc. for compensation paid to the officers (including share based compensation) and other expenses of the officers and for certain out-of-pocket costs.
[6]	For the years ended December 29, 2011, December 30, 2010 and December 31, 2009, the founding members purchased 60 seconds of on-screen advertising time (with a right to purchase up to 90 seconds) from NCM LLC to satisfy their obligations under their beverage concessionaire agreements at a specified 30 second equivalent cost per thousand (“CPM”).
[7]	For the quarters and six months ended June 28, 2012 and June 30, 2011, the founding members purchased 60 seconds of on-screen advertising time (with a right to purchase up to 90 seconds) from NCM LLC to satisfy their obligations under their beverage concessionaire agreements at a rate specified by the ESA on a 30 second equivalent cost per thousand (“CPM”).
[8]	The value of such purchases are calculated by reference to NCM LLC’s advertising rate card.
[9]	The values of such purchases are calculated by reference to NCM LLC’s advertising rate card.
[10]	These payments are at rates (percentage of event revenue) included in the ESAs based on the nature of the event.
[11]	Used primarily for marketing to NCM LLC’s advertising clients and marketing resale to Fathom Business Events customers.
[12]	On April 30, 2008, Regal acquired Consolidated Theatres and NCM LLC issued common membership units to Regal upon the closing of its acquisition in exchange for the right to exclusive access to the theatres. The Consolidated Theatres had a pre-existing advertising agreement and, as a result, Regal made integration payments pursuant to the ESAs on a quarterly basis in arrears through the second quarter of 2011 in accordance with certain run-out provisions.
[13]	On January 26, 2006, AMC acquired the Loews Cineplex Entertainment Inc. (“AMC Loews”) theatre circuit and NCM LLC issued common membership units to AMC in exchange for the exclusive access to the theatres. AMC Loews had a pre-existing advertising agreement and, as a result, AMC made integration payments pursuant to the Loews screen integration agreement. These AMC Loews payments were made on a quarterly basis in arrears through February 2009 for Star Theatres in accordance with certain run-out provisions.
[14]	On April 30, 2008, Regal acquired Consolidated Theatres and NCM issued common membership units to Regal upon the closing of its acquisition in exchange for the right to exclusive access to the theatres. The Consolidated Theatres had a pre-existing advertising agreement and, as a result, Regal made integration payments pursuant to the ESAs on a quarterly basis in arrears through the second quarter of 2011 in accordance with certain run-out provisions.